Short-Term Borrowings	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Short-Term Borrowings
SHORT-TERM BORROWINGS
Short-term borrowings at December 31 are summarized as follows:

(Dollars in thousands)	2017	2016
Federal Home Loan Bank advances	$475,000	$175,000
Securities sold under agreements to repurchase	516,297	334,136
	$991,297	$509,136
The levels of securities sold under agreements to repurchase and FHLB advances can fluctuate significantly on a day-to-day basis, depending on funding needs and which sources are used to satisfy those needs. All such arrangements are considered typical of the banking and brokerage industries and are accounted for as borrowings.
Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature daily and are reflected at the amount of cash received in connection with the transaction. The Company may be required to provide additional collateral based on the fair value of the underlying securities.
Additional information on the Company’s short-term borrowings for the years indicated is as follows:

(Dollars in thousands)	2017	2016	2015
Outstanding at December 31	$991,297	$509,136	$326,617
Maximum month-end outstanding balance	2,197,105	807,993	798,933
Average daily outstanding balance	905,755	614,073	426,011
Average rate during the year	0.83%	0.40%	0.19%
Average rate at year end	0.82%	0.30%	0.20%